Income Taxes (Tables)	12 Months Ended
Jun. 30, 2013
Components of Provision (Benefit) for Income Taxes

The components of the provision (benefit) for income taxes are as follows:

	2013	2012
Federal: Canada
Current	$276	$1,177
Deferred	819	156

	1,095	1,333

Provincial: Canada
Current	602	965
Deferred	(681)	150

	(79)	1,115

Foreign:
Current	339	105
Deferred	879	(4,645)

	1,218	(4,540)

Total provision (benefit)	$2,234	$(2,092)

Components of Income Before Income Tax Provision (Benefit) for Income Taxes	The components of income before income tax provision (benefit) for income taxes are as follows:

	2013	2012
Domestic	$4,735	$3,151
Foreign	1,368	(2,989)

Total	6,103	162

Reconciliation of Income Taxes

The difference between the effective rate reflected in the income tax provision (benefit) for income taxes and the amount determined by applying the Canadian statutory rate to income before income taxes for the fiscal year ended June 30, 2013 and June 30, 2012 is analyzed below:

	2013	2012
Provision for income taxes at statutory rate	$946	$25
Provincial taxes	671	333
Foreign rate differential	371	(49)
Canadian rate difference	215	400
Gain on bargain purchase	—	(2,769)
Permanent items	80	483
Other	(49)	(515)

	$2,234	$(2,092)

Significant Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities are as follows:

	2013	2012
Deferred tax liabilities
Intangibles	$(26,585)	$(27,870)
Property and equipment	(52,184)	(53,834)

Total deferred tax liabilities	(78,769)	(81,704)

Deferred tax assets:
Net operating loss carry forward	26,088	27,444
Other	12,691	11,580

Total deferred tax assets	38,779	39,024
Valuation allowance	(337)	(33)

Net deferred tax assets	38,442	38,991

Net deferred tax liabilities	$(40,327)	$(42,713)

Gross Amounts of Unrecognized Tax Benefits

The following table summarizes the gross amounts of unrecognized tax benefits without regard to reduction in tax liabilities if such unrecognized tax benefits were settled.

	2013	2012
Balance at July 1,	$1,704	$1,069
Additions for tax position related to current year	—	635

Balance at June 30,	$1,704	$1,704